Shareholder’s Equity(Deficit) (Details) - USD ($)		1 Months Ended		6 Months Ended
	Aug. 28, 2025	Jan. 31, 2026	Dec. 31, 2025	Jun. 30, 2026	Mar. 31, 2026
Shareholder’s Deficit [Line Items]
Authorized shares			500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares, issued			70,789,261	70,842,844
Ordinary shares, outstanding			70,789,261	70,842,844
Equity Incentive Plan [Member]
Shareholder’s Deficit [Line Items]
Grant-date fair value				$ 60,000
Two Directors [Member]
Shareholder’s Deficit [Line Items]
Ordinary shares, issued				5,749	2,081
Public Warrants [Member]
Shareholder’s Deficit [Line Items]
Exercise price (in Dollars per share)		$ 11.5	$ 11.5
Warrants were exchanged		569,435	62,580
Investor [Member]
Shareholder’s Deficit [Line Items]
Increase of PIPE financing (in Dollars)	$ 13,200,000
Private Investment in Public Equity [Member]
Shareholder’s Deficit [Line Items]
Shares issue price per share (in Dollars per share)	$ 8
Restricted Stock Units (RSUs) [Member]
Shareholder’s Deficit [Line Items]
Granted RSUs vest value				$ 15,000
YD Biopharma [Member]
Shareholder’s Deficit [Line Items]
Business combination outstanding shares	4,140,948
YD Biopharma [Member] | Public Warrants [Member]
Shareholder’s Deficit [Line Items]
Business combination outstanding shares		1,150	62,580
Common Stock [Member]
Shareholder’s Deficit [Line Items]
Authorized shares				500,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Number voting				one
Warrants were exchanged		36,773	205,333
Ordinary shares, outstanding				70,842,844
Common Stock [Member] | Public Warrants [Member]
Shareholder’s Deficit [Line Items]
Exercise price (in Dollars per share)		$ 11.5	$ 11.5
Warrants were exchanged		1,150	1,782,089
Common Stock [Member] | Private Investment in Public Equity [Member]
Shareholder’s Deficit [Line Items]
Issue ordinary shares	1,650,000
Common Stock [Member] | YD Biopharma [Member]
Shareholder’s Deficit [Line Items]
Business combination outstanding shares	64,730,411			4,140,948
Ordinary shares, issued				64,730,411
Ordinary shares, outstanding	70,521,359